Risks and Liquidity - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Risks And Liquidity [Line Items]
Accumulated deficit	$ (88,176)	$ (50,497)	$ (22,927)
Cash and cash equivalents	234,792	18,879	$ 15,595
IPO
Risks And Liquidity [Line Items]
Net proceeds from issuance of common stock	$ 166,600
Series B Preferred Stock
Risks And Liquidity [Line Items]
Cash financed from preferred stock		$ 29,900